Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Jan. 31, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Repurchased ommon shares | shares	2,271,775
Per share | $ / shares	$ 8.6
Total cost | $	$ 19,537